Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2021 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	$ 135,683,682
US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		$ 1,758,879
Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank | €			€ 29
Checking Accounts at Argentine Central Bank [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	12,000,000
Checking Accounts at Argentine Central Bank [member] | US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		1,754,449
Checking Accounts at Argentine Central Bank [member] | Euro [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank | €			€ 29
Special Guarantees Accounts at Argentine Central Bank[member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	18,054,014
Special Guarantees Accounts at Argentine Central Bank[member] | US Dollar [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank		$ 4,430
National Treasury Bonds in Argentine Pesos computable for minimum cash [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	29,787,727
Liquidity bills computable for minimum cash [member] | Argentina, Pesos [member]
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Minimum cash requirements at bank	$ 75,841,941